Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Operating Activities:
Net income (loss)	$ 39	$ (128)	$ (345)	$ 17
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			943	841
Other, net			522	171
Net cash provided by operating activities			1,120	1,029
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(1,381)	(1,690)
Net collections from retail receivables and related securitizations			540	390
Other, net			395	831
Net cash used in investing activities			(446)	(469)
Financing Activities:
Net increase (decrease) in indebtedness			(819)	(1,101)
Dividends paid			(205)	(294)
Other, net			(58)	17
Net cash used in financing activities			(1,082)	(1,378)
Effect of foreign exchange rate changes on cash and cash equivalents			157	(628)
Decrease in cash and cash equivalents			(251)	(1,446)
Cash and cash equivalents, beginning of year			5,384	5,163
Cash and cash equivalents, end of period	5,133	3,717	5,133	3,717
CNH Industrial N.V. [Member]
Operating Activities:
Net income (loss)	39	(124)	(346)	22
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			9	7
Other, net			339	228
Net cash provided by operating activities			2	257
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(6)	(15)
Withdrawals from subsidiaries’ cash management pools			14	122
Other, net			(673)	(95)
Net cash used in investing activities			(665)	12
Financing Activities:
Net increase (decrease) in indebtedness			876
Dividends paid			(201)	(291)
Other, net			(5)	24
Net cash used in financing activities			670	(267)
Effect of foreign exchange rate changes on cash and cash equivalents			(7)	(7)
Decrease in cash and cash equivalents				(5)
Cash and cash equivalents, beginning of year			3	7
Cash and cash equivalents, end of period	3	2	3	2
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income (loss)		51	64	181
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net			(165)	(370)
Net cash provided by operating activities			(101)	(189)
Investing Activities:
Other, net			569	205
Net cash used in investing activities			569	205
Financing Activities:
Net increase (decrease) in indebtedness			(473)	36
Dividends paid				(1)
Other, net			4	(50)
Net cash used in financing activities			(469)	(15)
Effect of foreign exchange rate changes on cash and cash equivalents			1
Decrease in cash and cash equivalents				1
Cash and cash equivalents, end of period		1		1
Guarantor Subsidiaries [Member]
Operating Activities:
Net income (loss)	129	77	428	435
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			156	152
Other, net			(340)	(582)
Net cash provided by operating activities			244	5
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(50)	(90)
Withdrawals from subsidiaries’ cash management pools			1,069	(873)
Other, net			(743)	1,014
Net cash used in investing activities			276	51
Financing Activities:
Net increase (decrease) in indebtedness			(263)	6
Dividends paid				(74)
Other, net			6	13
Net cash used in financing activities			(257)	(55)
Effect of foreign exchange rate changes on cash and cash equivalents			9	(2)
Decrease in cash and cash equivalents			272	(1)
Cash and cash equivalents, beginning of year			144	39
Cash and cash equivalents, end of period	416	38	416	38
All Other Subsidiaries [Member]
Operating Activities:
Net income (loss)	68	(122)	(239)	18
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			778	682
Other, net			753	572
Net cash provided by operating activities			1,292	1,272
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(1,325)	(1,585)
Net collections from retail receivables and related securitizations			540	390
Other, net			(32)	(699)
Net cash used in investing activities			(817)	(1,894)
Financing Activities:
Net increase (decrease) in indebtedness			(959)	(1,143)
Dividends paid			(322)	(244)
Other, net			129	1,187
Net cash used in financing activities			(1,152)	(200)
Effect of foreign exchange rate changes on cash and cash equivalents			154	(619)
Decrease in cash and cash equivalents			(523)	(1,441)
Cash and cash equivalents, beginning of year			5,237	5,117
Cash and cash equivalents, end of period	4,714	3,676	4,714	3,676
Eliminations [Member]
Operating Activities:
Net income (loss)	$ (197)	$ (10)	(252)	(639)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net			(65)	323
Net cash provided by operating activities			(317)	(316)
Investing Activities:
Withdrawals from subsidiaries’ cash management pools			(1,083)	751
Other, net			1,274	406
Net cash used in investing activities			191	1,157
Financing Activities:
Dividends paid			318	316
Other, net			(192)	(1,157)
Net cash used in financing activities			$ 126	$ (841)